IMPAIRIMENTS RESTRUCTURING AND OTHERS (Tables)	9 Months Ended
Sep. 30, 2017
Restructuring And Impairment [Abstract]
Schedule Of Restructuring Reserve By Type Of Cost [TextBlock]
NOTE 14 – Impairments, restructuring and others:
Impairments, restructuring and others consisted of the following:

	Three months ended		Nine months ended
	September 30,		September 30,
	2017	2016	2017	2016

	(U.S. $ in millions)

Restructuring expenses	$72	$115	$300	$154
Integration expenses	20	42	68	83
Contingent consideration	18	34	179	85
Impairments of long-lived assets	408	29	564	614
Capital loss from currency translation	-	-	52	-
Acquisition expenses	11	43	19	101
Other	21	(673)	27	(616)

Total	$550	$(410)	$1,209	$421